Prepaid Expenses and Other Assets (Details) - Schedule of Prepayments and Other Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Assets [Abstract]
Advance for deferred cost of Business Combination		$ 2,685,000
Directors and officers liability insurance	767,452
Deductible input VAT	284,015	232,751
Prepaid expenses	104,363	99,629
Others	134,601	118,526
Total prepaid expenses and other assets	1,290,431	3,135,906
Less: Directors and officers liability insurance, non-current portion	613,962
Prepaid expenses and other assets, current portion	$ 676,469	$ 3,135,906